Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc. and Wells Fargo Bank, National Association
(together, the “Company”)
Wells Fargo Securities, LLC
Bank of America, National Association
BofA Securities, Inc.
German American Capital Corporation
Deutsche Bank Securities Inc.
(collectively, the “Specified Parties”):

Re: HYT Commercial Mortgage Trust 2024-RGCY – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “HYT 2024-RGCY Accounting Tape (v7).xlsx” provided by the Company on August 6, 2024 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related mortgaged property (“Mortgaged Property”) as of August 16, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by HYT Commercial Mortgage Trust 2024-RGCY, Commercial Mortgage Pass-Through Certificates, Series 2024-RGCY (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of these documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed SOFR” means the SOFR rate of 5.350% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Assumed SOFR and Cut- off Date.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

August 6, 2024

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Street Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
Property Type	Appraisal
Property Sub-Type	Appraisal
Year Opened	Appraisal
Renovation Year	Appraisal
Units	Underwritten Cash Flows
Unit Type	Underwritten Cash Flows
Cut-Off Date Mortgage Loan Amount	Provided by the Company
As-is Appraised Value	Appraisal
As-Stabilized Appraised Value	Appraisal
As-is Appraisal Date	Appraisal
As-Stabilized Appraisal Date	Appraisal
Appraisal Cap Rate	Appraisal
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Provided by the Company
Note Date	Provided by the Company
First Payment Date	Draft Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Provided by the Company
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Fully Extended Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Rate Type	Draft Loan Agreement
Mortgage Rate Index	Draft Loan Agreement
Assumed Mortgage Loan Spread	Provided by the Company
Assumed SOFR Cap	Provided by the Company
Rate Cap Provider	Provided by the Company
Rate Cap Strike Price Description	Draft Loan Agreement
Index Floor %	Draft Loan Agreement
Certificate Administrator Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Partial Release and/or Prepayment Description	Draft Loan Agreement
Prepayment Restriction Code	Draft Loan Agreement
Amortization Term (Original)	Draft Loan Agreement
Amortization Term (Remaining)	Draft Loan Agreement
Loan Term (Original)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
IO Period	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
Type of Lockbox	Draft Loan Agreement
Phase I Date	Phase I Report

ATTACHMENT A

Attribute	Source Document(s)
Phase II Recommended	Phase II Report
Engineering Report Firm	PCA
Engineering Report Date	PCA
Ownership Interest	Provided by the Company
2019 Occupancy	Underwritten Cash Flows
2020 Occupancy	Underwritten Cash Flows
2021 Occupancy	Underwritten Cash Flows
2022 Occupancy	Underwritten Cash Flows
2023 Occupancy	Underwritten Cash Flows
June TTM 2024 Occupancy	Underwritten Cash Flows
2019 Average Daily Room Rate ($)	Underwritten Cash Flows
2020 Average Daily Room Rate ($)	Underwritten Cash Flows
2021 Average Daily Room Rate ($)	Underwritten Cash Flows
2022 Average Daily Room Rate ($)	Underwritten Cash Flows
2023 Average Daily Room Rate ($)	Underwritten Cash Flows
June TTM 2024 Average Daily Room Rate ($)	Underwritten Cash Flows
2019 RevPAR ($)	Underwritten Cash Flows
2020 RevPAR ($)	Underwritten Cash Flows
2021 RevPAR ($)	Underwritten Cash Flows
2022 RevPAR ($)	Underwritten Cash Flows
2023 RevPAR ($)	Underwritten Cash Flows
June TTM 2024 RevPAR ($)	Underwritten Cash Flows
2019 Rooms Revenue ($)	Underwritten Cash Flows
2020 Rooms Revenue ($)	Underwritten Cash Flows
2021 Rooms Revenue ($)	Underwritten Cash Flows
2022 Rooms Revenue ($)	Underwritten Cash Flows
2023 Rooms Revenue ($)	Underwritten Cash Flows

ATTACHMENT A

Attribute	Source Document(s)
June TTM 2024 Rooms Revenue ($)	Underwritten Cash Flows
2019 Total Revenue ($)	Underwritten Cash Flows
2020 Total Revenue ($)	Underwritten Cash Flows
2021 Total Revenue ($)	Underwritten Cash Flows
2022 Total Revenue ($)	Underwritten Cash Flows
2023 Total Revenue ($)	Underwritten Cash Flows
TTM Total Revenue ($)	Underwritten Cash Flows
2019 Total Expenses ($)	Underwritten Cash Flows
2020 Total Expenses ($)	Underwritten Cash Flows
2021 Total Expenses ($)	Underwritten Cash Flows
2022 Total Expenses ($)	Underwritten Cash Flows
2023 Total Expenses ($)	Underwritten Cash Flows
June TTM 2024 Expenses ($)	Underwritten Cash Flows
2019 NOI ($)	Underwritten Cash Flows
2020 NOI ($)	Underwritten Cash Flows
2021 NOI ($)	Underwritten Cash Flows
2022 NOI ($)	Underwritten Cash Flows
2023 NOI ($)	Underwritten Cash Flows
June TTM 2024 NOI ($)	Underwritten Cash Flows
2019 NCF ($)	Underwritten Cash Flows
2020 NCF ($)	Underwritten Cash Flows
2021 NCF ($)	Underwritten Cash Flows
2022 NCF ($)	Underwritten Cash Flows
2023 NCF ($)	Underwritten Cash Flows
June TTM 2024 NCF ($)	Underwritten Cash Flows
Underwritten Occupancy	Underwritten Cash Flows
Underwritten Average Daily Room Rate ($)	Underwritten Cash Flows

ATTACHMENT A

Attribute	Source Document(s)
Underwritten RevPAR ($)	Underwritten Cash Flows
Underwritten Revenues ($)	Underwritten Cash Flows
Underwritten Expenses ($)	Underwritten Cash Flows
Underwritten NOI ($)	Underwritten Cash Flows
Underwritten NCF ($)	Underwritten Cash Flows

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Cut-Off Date Allocated Loan Amount	Set to 100.0%
Cut-Off Date Allocated Loan Amount per Key	Cut-Off Date Mortgage Loan Amount divided by Units
Cut-Off Date Total Debt Amount	Cut-Off Date Mortgage Loan Amount plus Mezzanine Debt Cut-Off Date Principal Balance
Mortgage Loan Interest Rate	Assumed SOFR plus Assumed Mortgage Loan Spread
Mortgage Loan Interest Rate at Cap	Assumed SOFR Cap plus Assumed Mortgage Loan Spread
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
Mortgage Loan Cut-Off Date LTV Ratio	Cut-Off Date Mortgage Loan Amount divided by As-is Appraised Value
Mortgage Loan June TTM 2024 NCF DSCR	June TTM 2024 NCF ($) divided by the product of Cut-Off Date Mortgage Loan Amount, Mortgage Loan Interest Rate and Interest Accrual Basis
Mortgage Loan UW NCF DSCR	Underwritten NCF ($) divided by the product of Cut- Off Date Mortgage Loan Amount, Mortgage Loan Interest Rate and Interest Accrual Basis
Mortgage Loan LTV Ratio at Maturity or ARD	Cut-Off Date Mortgage Loan Amount divided by As- Stabilized Appraised Value
Mortgage Loan UW NCF DSCR at Cap	Underwritten NCF ($) divided by the product of Cut- Off Date Mortgage Loan Amount, Mortgage Loan Interest Rate at Cap and Interest Accrual Basis
Mortgage Loan June TTM 2024 NCF DSCR at Cap	June TTM 2024 NCF ($) divided by the product of Cut-Off Date Mortgage Loan Amount, Mortgage Loan Interest Rate at Cap and Interest Accrual Basis
Mortgage Loan Cut-Off Date UW NOI Debt Yield	Underwritten NOI ($) divided by Cut-Off Date Mortgage Loan Amount
Mortgage Loan Cut-Off Date UW NCF Debt Yield	Underwritten NCF ($) divided by Cut-Off Date Mortgage Loan Amount

B-1